Pay vs Performance Disclosure	12 Months Ended
	May 31, 2024 USD ($) $ / shares	May 31, 2023 USD ($) $ / shares	May 31, 2022 USD ($) $ / shares	May 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus performance

The following table sets forth additional compensation information of our Principal Executive Officer (PEO) and our non-PEO NEOs along with total shareholder return, net income, and Adjusted Diluted Earnings per Share from Continuing Operations performance results for our fiscal years ended May 31, 2024, 2023, 2022 and 2021:

					Value of Initial Fixed $100 Investment Based On:[5]
Year[1]	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO[2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs[2,3] ($)	Company Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($)	Adjusted Diluted Earnings per Share from Continuing Operations ($)[6]
2024[4]	7,865,450	16,870,229	2,167,868	3,457,905	351.96	227.62	46,300,000	3.33
2023	6,709,139	10,703,256	1,808,687	2,732,276	248.44	158.83	90,200,000	2.86
2022	12,327,343	13,416,164	1,793,579	2,238,871	239.07	143.61	78,700,000	2.38
2021	4,123,426	12,752,734	1,509,276	3,211,723	206.99	158.75	35,800,000	1.31

Company Selected Measure Name	Adjusted diluted earnings per share from continuing operations
Named Executive Officers, Footnote [Text Block]
[1]	For each year presented above except for 2024, the NEOs included in the compensation columns reflect John M. Holmes as our PEO and Sean M. Gillen, Jessica A. Garascia, Christopher A. Jessup, and Eric Pachapa as our non-PEOs. For 2024, Tracey Patterson was included in place of Eric Pachapa.

Peer Group Issuers, Footnote [Text Block]
[5]	Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on June 1, 2020. Peer group TSR reflects the Company’s “2024 peer group” as reflected in our 2024 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K and “Fiscal 2024 peer group” in this proxy statement. The peer group for Fiscal 2024 is the same as the peer group for Fiscal 2023.

PEO Total Compensation Amount	$ 7,865,450	$ 6,709,139	$ 12,327,343	$ 4,123,426
PEO Actually Paid Compensation Amount	$ 16,870,229	10,703,256	13,416,164	12,752,734
Adjustment To PEO Compensation, Footnote [Text Block]
[4]	2024 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	PEO ($)	Average Non-PEO ($)
Total Reported in 2024 Summary Compensation Table (SCT)	7,865,450	2,167,868
Less, value of stock awards and option awards reported in SCT	(4,090,171)	(756,443)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding	5,013,896	926,709
Plus, change in fair value of prior year awards that are outstanding and unvested	6,924,751	888,401
Plus, change in fair value (from prior year-end) of prior year awards that vested this year	1,156,303	231,370
Total adjustments	9,004,779	1,290,037
Actual compensation paid for Fiscal 2024	16,870,229	3,457,905

Non-PEO NEO Average Total Compensation Amount	$ 2,167,868	1,808,687	1,793,579	1,509,276
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,457,905	2,732,276	2,238,871	3,211,723
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
[4]	2024 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	PEO ($)	Average Non-PEO ($)
Total Reported in 2024 Summary Compensation Table (SCT)	7,865,450	2,167,868
Less, value of stock awards and option awards reported in SCT	(4,090,171)	(756,443)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding	5,013,896	926,709
Plus, change in fair value of prior year awards that are outstanding and unvested	6,924,751	888,401
Plus, change in fair value (from prior year-end) of prior year awards that vested this year	1,156,303	231,370
Total adjustments	9,004,779	1,290,037
Actual compensation paid for Fiscal 2024	16,870,229	3,457,905

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation actually paid (CAP) and Company total shareholder return (TSR)

The graph below illustrates the relationship between the CAP to our CEO and the other NEOs and the Company’s TSR during the period covered under the “Pay versus performance disclosure” above. The CAP figures shown below are calculated as required by SEC requirements, which include unvested and unpaid amounts. Each year of Company TSR reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on June 1, 2020. As shown in the “Pay versus performance disclosure” above and below in the Company TSR vs. Peer Group TSR graph, the value of $100 invested in the Peer Group on June 1, 2020 would be $158.75 at the end of Fiscal 2021, $143.61 at the end of Fiscal 2022, $158.83 at the end of Fiscal 2023, and $227.62 at the end of Fiscal 2024.

Compensation Actually Paid vs. Company TSR

Compensation Actually Paid vs. Net Income [Text Block]

Compensation actually paid (CAP) and net income

The graph below illustrates the relationship between the CAP to our CEO and the other NEOs and the Company’s net income during the period covered under the “Pay versus performance disclosure” above. The CAP figures shown below are calculated as required by SEC requirements, which include unvested and unpaid amounts.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation actually paid (CAP) and adjusted diluted earnings per share from continuing operations

The graph below illustrates the relationship between the CAP to our CEO and the other NEOs and the Company’s adjusted diluted earnings per share from continuing operations during the period covered under the “Pay versus performance disclosure” above. The CAP figures shown below are calculated as required by SEC requirements, which include unvested and unpaid amounts.

Compensation Actually Paid vs. Adjusted Diluted Earnings per Share from Continuing Operations

Total Shareholder Return Vs Peer Group [Text Block]

Company TSR and peer group TSR

The graph below illustrates the relationship between the Company’s TSR and peer group TSR during the period covered under the “Pay versus performance disclosure” above. The peer group used is the Company’s “2024 peer group” as reflected in our 2024 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K and “Fiscal 2024 peer group” in this proxy statement. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on June 1, 2020.

Company TSR vs. Peer Group TSR

Tabular List [Table Text Block]

Tabular list

The following performance measures reflect the Company’s most important performance measures used to link compensation actually paid to our NEOs for Fiscal 2024 to Company performance, as further described and defined in the CD&A:

Adjusted diluted earnings per share from continuing operations
Net working capital turns
Return on invested capital

Total Shareholder Return Amount	$ 351.96	248.44	239.07	206.99
Peer Group Total Shareholder Return Amount	227.62	158.83	143.61	158.75
Net Income (Loss) Attributable to Parent	$ 46,300,000	$ 90,200,000	$ 78,700,000	$ 35,800,000
Company Selected Measure Amount | $ / shares	3.33	2.86	2.38	1.31
PEO Name	John M. Holmes	John M. Holmes	John M. Holmes	John M. Holmes
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted diluted earnings per share from continuing operations
Non-GAAP Measure Description [Text Block]
[6]	Adjusted diluted earnings per share from continuing operations, a non-GAAP financial measure, is our GAAP diluted earnings per share from continuing operations adjusted to exclude items of an unusual nature including but not limited to acquisition costs including integration and intangible amortization expenses, business divestitures, workforce actions, subsidies and costs, impairment and exit charges, facility consolidation and repositioning costs, investigation and remediation compliance costs, purchase accounting and legal settlements, strategic project costs, equity investments gains and losses, pension settlements, and significant customer events such as early terminations, contract restructurings, forward loss provisions and bankruptcies. We use this non-GAAP financial measure in our compensation structure as it illustrates our core operating performance unaffected by the impact of certain items that management does not believe are indicative of our ongoing and core operating activities.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net working capital turns
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on invested capital
P E O Less Value Of Stock Awards And Option Awards Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,090,171)
Non P E O Less Value Of Stock Awards And Option Awards Reported In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(756,443)
P E O Plus Year End Value Of Awards Granted In Fiscal Year That Are Unvested And Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,013,896
Non P E O Plus Year End Value Of Awards Granted In Fiscal Year That Are Unvested And Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	926,709
P E O Plus Change In Fair Value Of Prior Year Award That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,924,751
Non P E O Plus Change In Fair Value Of Prior Year Award That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	888,401
P E O Plus Change In Fair Value From Prior Year End Of Prior Year Awards That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,156,303
Non P E O Plus Change In Fair Value From Prior Year End Of Prior Year Awards That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	231,370
P E O Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,004,779
Non P E O Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,290,037